Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000012489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Dent Premier Growth Fund
C000102025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000115949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000012489
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%	8.57%	12.16%
Without Sales Load [Member] | C000102025
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	5.79%	10.01%
Without Sales Load [Member] | C000195205
Average Annual Return [Line Items]
Average Annual Return, Percent	13.61%	5.84%	10.07%
Without Sales Load [Member] | C000231957
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%	5.88%	10.06%
Without Sales Load [Member] | C000115949
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%	6.27%	8.42%
Without Sales Load [Member] | C000195206
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	6.38%	8.50%
Without Sales Load [Member] | C000256263
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	6.28%	8.42%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	9.91%	11.44%	8.39%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	9.91%	11.44%	8.39%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	9.91%	11.44%	8.39%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.68%	10.04%	7.12%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.68%	10.04%	7.12%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.68%	10.04%	7.12%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	26.49%	12.65%	12.13%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	26.49%	12.65%	12.13%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	26.49%	12.65%	12.13%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.73%	7.42%	7.14%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.73%	7.42%	7.14%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	9.73%	7.42%	7.14%